Interest expense	6 Months Ended
Jun. 30, 2025
Interest Expense [Abstract]
Interest expense
6. Interest expense

		Six months ended June 30,
	Note	2025	2024
		$	$
Debenture interest	21	4,851,367	2,170,468
Interest accretion on deferred consideration	23	-	157,999
Interest accretion on lease liability	20	26,954	35,005
Other interest expenses		1,522	873
Total interest expense		4,879,843	2,364,345
Debenture interest relates to interest accrued on the debt portion of the convertible debentures as disclosed in Note 21.
Interest accretion on deferred consideration liability relates to the acquisition of the Kabanga Nickel Project from Barrick and Glencore in 2019. Please refer to Note 23 for further details.
Interest on lease liability relates to long term leases of office and warehouse premises in Tanzania and Australia as disclosed in Note 20.